Share-based Compensation (Details 3) - Share Options - NIO Incentive Plans - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the ordinary shares on the date of option grant (USD)	$ 1.93	$ 1.21	$ 0.90
Expected term (in years)		10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility			54.00%
Expected forfeiture rate (post-vesting)		5.00%	5.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (USD)	$ 0.10	$ 0.61	$ 0.10
Fair value of the ordinary shares on the date of option grant (USD)	$ 3.38	$ 1.30	$ 0.96
Risk-free interest rate	2.74%	2.31%	1.46%
Expected term (in years)	7 years
Expected volatility	47.00%	51.00%
Expected forfeiture rate (post-vesting)	5.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (USD)	$ 6.74	$ 2.55	$ 0.61
Fair value of the ordinary shares on the date of option grant (USD)	$ 6.74	$ 2.55	$ 1.30
Risk-free interest rate	3.15%	2.40%	1.78%
Expected term (in years)	10 years
Expected volatility	51.00%	52.00%
Expected forfeiture rate (post-vesting)	8.00%